Advance from Customers and Contract Liabilities - Schedule of Amount of Revenue Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Advance From Customers And Contract Liabilities [Abstract]
Revenue recognized	$ (33,900)	$ (4,125)
Increase in contract liabilities	31,249	9,855
Exchange difference	303	17
Contract with Customer, Liability, Current	$ 5,208	$ 7,556	$ 1,809